Inventories	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Inventories

7. Inventories

Inventories consisted of the following:

	As of September 30,
	2024	2025

Auto parts and auto accessories	$3,270	$254
Total	$3,270	$254

The Group recorded inventory write-downs of US$49, nil and nil for the years ended September 30, 2023, 2024 and 2025, respectively.